Fair Value Measurement	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurement
(12)	Fair Value Measurement

Alion applies ASC 820 – Fair Value Measurements and Disclosures in determining the fair value to be disclosed for financial and non-financial assets and liabilities. The Company has no assets or liabilities, other than its redeemable common stock and certain common stock warrants, which it is required to remeasure at fair value. Valuation techniques utilized in the fair value measurement of assets and liabilities for each period presented were unchanged from prior practice.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy and a framework which requires categorizing assets and liabilities into one of three levels based on the assumptions (inputs) used in valuing the asset or liability. Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. Level 1inputs are unadjusted, quoted market prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets. Level 3 inputs include unobservable inputs that are supported by little, infrequent, or no market activity and reflect management’s own assumptions about inputs used in pricing the asset or liability. The Company uses the following valuation techniques to measure fair value.

Level 1 primarily consists of financial instruments, such as overnight bank re-purchase agreements or money market mutual funds whose value is based on quoted market prices published by financial institutions, exchange funds, exchange-traded instruments and listed equities.

Level 2 assets include U.S. government and agency securities whose valuations are based on market prices from a variety of industry-standard data providers or pricing that considers various assumptions, including time value, yield curve, volatility factors, credit spreads, default rates, loss severity, current market and contractual prices for the underlying instruments, and broker and dealer quotes. All are observable in the market or can be derived principally from or corroborated by observable market data for which the Company can obtain independent external valuation information.

Level 3 consists of unobservable inputs. Assets and liabilities are considered Level 3 when their fair value inputs are unobservable or not available, including situations involving limited market activity, where determination of fair value requires significant judgment or estimation.

See Note 5 above for Alion’s redeemable common stock fair value disclosures and Note 13 below for its common stock warrant fair value disclosures. As disclosed in Note 11 above, the Company issued its Existing First Lien Term Loan and Existing Second Term Loan at a discount to face value. Management believes that as of September 30, 2014 these discounted values represented fair value for debt instruments issued by an entity with leverage ratios and credit ratings similar to Alion’s.

The table below sets out the face value, net carrying value and fair value of Alion’s Existing First Lien Term Loan, Existing Second Lien Term Loan and Existing Third Lien Notes as of March 31, 2015 and the fair value of the Unsecured Notes and Existing Third Lien Notes as of September 30, 2014. This is a Level 2 measurement.

The fair values for Alion’s Unsecured Notes and Existing Third Lien Notes disclosed below are based on quoted market prices for Alion’s outstanding notes. The fair values for Alion’s Existing First Lien Term Loan and Existing Second Lien Term Loan are based on credit spreads for instruments with a credit rating similar to Alion’s Existing First Lien Term Loan and Existing Second Lien Term Loan. These credit spreads have not changed materially since August 2014. This is a Level 2 measurement.

	March 31, 2015			September 30, 2014
	(In thousands)
	First Lien Term Loan	Second Lien Term Loan	Third Lien Notes	Unsecured Notes	Third Lien Notes
Face value of principal outstanding	$272,438	$70,000	$210,986	$24,014	$210,986
PIK interest notes issued	—	6,413	11,028	—	—

Face value of outstanding notes	$272,438	$76,413	$222,014	$24,014	$210,986
PIK interest notes to be issued	—	—	1,804	—	2,457

Face value of notes outstanding and notes to be issued	$272,438	$76,413	$223,818	$24,014	$213,443
Less: unamortized debt issue costs	(19,105)	(13,846)	(21,333)	(37)	(22,998)

Carrying value	$253,333	$62,567	$202,485	$23,977	$190,445

Fair value of outstanding notes	$272,051	$76,261	$184,847	$23,180	$163,258

(12)	Fair Value Measurement

Alion applies ASC 820 – Fair Value Measurements and Disclosures in determining the fair value to be disclosed for financial and nonfinancial assets and liabilities. The Company has no assets or liabilities, other than its redeemable common stock and certain common stock warrants, which it is required to remeasure at fair value. Valuation techniques utilized in the fair value measurement of assets and liabilities for each period presented were unchanged from prior practice.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy and a framework which requires categorizing assets and liabilities into one of three levels based on the assumptions (inputs) used in valuing the asset or liability. Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. Level 1inputs are unadjusted, quoted market prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets. Level 3 inputs include unobservable inputs that are supported by little, infrequent, or no market activity and reflect management’s own assumptions about inputs used in pricing the asset or liability. The Company uses the following valuation techniques to measure fair value.

Level 1 primarily consists of financial instruments, such as overnight bank re-purchase agreements or money market mutual funds whose value is based on quoted market prices published by financial institutions, exchange funds, exchange-traded instruments and listed equities.

Level 2 assets include U.S. government and agency securities whose valuations are based on market prices from a variety of industry-standard data providers or pricing that considers various assumptions, including time value, yield curve, volatility factors, credit spreads, default rates, loss severity, current market and contractual prices for the underlying instruments, and broker and dealer quotes. All are observable in the market or can be derived principally from or corroborated by observable market data for which the Company can obtain independent external valuation information.

Level 3 consists of unobservable inputs. Assets and liabilities are considered Level 3 when their fair value inputs are unobservable or not available, including situations involving limited market activity, where determination of fair value requires significant judgment or estimation.

As disclosed in Note 11 above, the Company issued its First and Second Term Loans at a discount to face value. Management believes these discounted values represent fair value for debt instruments issued by an entity with leverage ratios and credit ratings similar to Alion’s. See Note 5 above for Alion’s redeemable common stock fair value disclosures and Note 13 below for its common stock warrant fair value disclosures. The table below sets out the face value, net carrying value and fair value of Alion’s Third Lien Notes, Unsecured Notes and Secured Notes. The fair values disclosed below are based on quoted market prices for Alion’s outstanding notes. This is a Level 2 measurement.

	September 30, 2014		September 30, 2013
	(In thousands)
	Third Lien Notes	Unsecured Notes	Secured Notes	Unsecured Notes
Face value of original notes outstanding	$210,986	$24,014	$310,000	$235,000
PIK interest notes issued	—	—	19,788	—

Face value of outstanding notes	$210,986	$24,014	$329,788	$235,000
PIK interest notes to be issued	2,457	—	2,748	—

Face value of notes outstanding and notes to be issued	$213,443	$24,014	$332,536	$235,000
Less: unamortized debt issue costs	(22,998)	(37)	(10,250)	(1,168)

Carrying value	$190,445	$23,977	$322,286	$233,832

Fair value of outstanding notes	$163,258	$23,180	$335,295	$151,928